Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONTINUING OPERATIONS
Revenues	$ 6,794	$ 6,627
Operating expenses	(4,134)	(4,280)
Depreciation	(116)	(140)
Other operating gains, net	397	211
Operating profit	2,332	1,834
Finance costs, net:
Net interest expense	(152)	(196)
Other finance (costs) income	(192)	444
Income before tax and equity method investments	1,988	2,082
Share of post-tax earnings (losses) in equity method investments	1,075	(432)
Tax expense	(417)	(259)
Earnings from continuing operations	2,646	1,391
Earnings (loss) from discontinued operations, net of tax	49	(53)
Net earnings	2,695	1,338
Earnings attributable to common shareholders	$ 2,695	$ 1,338
Basic earnings per share
From continuing operations	$ 5.7	$ 2.87
From discontinued operations	0.11	(0.11)
Basic earnings per share	5.81	2.76
Diluted earnings per share
From continuing operations	5.69	2.86
From discontinued operations	0.11	(0.11)
Diluted earnings per share	$ 5.8	$ 2.75
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (512)	$ (485)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (97)	$ (99)